Borrowings - Debt instrument (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Borrowings
Borrowings	$ 3,542,155	$ 3,344,402
IHS Holding limited, Senior Note Maturing 2026
Borrowings
Interest rate	5.63%
Borrowings	$ 505,623	497,861
IHS Holding limited, Senior Note Maturing 2028
Borrowings
Interest rate	6.25%
Borrowings	$ 506,214	497,979
IHS Netherlands Holdco B.V., Senior Note Maturing 2027
Borrowings
Interest rate	8.00%
Borrowings	$ 939,617	952,003
IHS Holding Term Loan Facility
Borrowings
Borrowings	$ 370,433	368,630
IHS Holding Term Loan Facility | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	3.75%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023
Borrowings
Borrowings		57,448
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Maximum
Borrowings
Interest rate	18.00%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Minimum
Borrowings
Interest rate	12.50%
INT Towers Limited, maturing 2024
Borrowings
Borrowings		191,188
INT Towers Limited, maturing 2024 | 3M NIBOR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%
INT Towers Limited, maturing 2028
Borrowings
Interest rate	20.00%
Borrowings	$ 218,634
IHS Cte d'Ivoire Ltd (CFA Franc) maturing 2024
Borrowings
Interest rate	5.00%
Borrowings	$ 9,410	18,854
IHS Cte d'Ivoire Ltd (Euro) maturing 2024
Borrowings
Borrowings	$ 6,993	14,217
IHS Cte d'Ivoire Ltd (Euro) maturing 2024 | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.00%
IHS Zambia Limited, 2027
Borrowings
Borrowings	$ 85,763	94,596
IHS Zambia Limited, 2027 | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	5.00%
IHS Brasil Cesso de Infraestruturas S.A., maturing 2031
Borrowings
Borrowings	$ 234,740
IHS Brasil Cesso de Infraestruturas S.A., maturing 2031 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.10%
IHS Brasil Cesso de Infraestruturas S.A., maturing 2029
Borrowings
Borrowings		68,591
IHS Brasil Cesso de Infraestruturas S.A., maturing 2029 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.65%
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028
Borrowings
Borrowings		82,928
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.05%
I-Systems Solues de Infraestrutura S.A., maturing 2030
Borrowings
Borrowings	$ 78,615	38,542
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Minimum
Borrowings
Borrowings, adjustment to interest rate basis	2.45%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | Brazil Real | CDI | Maximum
Borrowings
Borrowings, adjustment to interest rate basis	2.50%
IHS Kuwait Limited, 2029
Borrowings
Borrowings	$ 62,916	66,251
IHS Kuwait Limited, 2029 | 3M KIBOR
Borrowings
Borrowings, adjustment to interest rate basis	2.00%
IHS Towers South Africa Proprietary Limited maturing 2029
Borrowings
Borrowings	$ 180,669	197,836
IHS Towers South Africa Proprietary Limited maturing 2029 | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis	2.75%
IHS (Nigeria) Limited, Letters of credit, Maturing 2023
Borrowings
Borrowings	$ 101,559	66,047
IHS (Nigeria) Limited, Letters of credit, Maturing 2023 | Maximum
Borrowings
Interest rate	15.55%
IHS (Nigeria) Limited, Letters of credit, Maturing 2023 | Minimum
Borrowings
Interest rate	12.00%
INT Towers Limited, Letters of Credit Maturing 2023
Borrowings
Borrowings	$ 238,010	128,063
INT Towers Limited, Letters of Credit Maturing 2023 | Maximum
Borrowings
Interest rate	15.75%
INT Towers Limited, Letters of Credit Maturing 2023 | Minimum
Borrowings
Interest rate	12.00%
IHS Towers NG Limited, Letters of Credit Maturing 2023
Borrowings
Interest rate	15.49%
Borrowings	$ 136	987
Global Independent Connect Limited, USD Letters of Credit maturing 2023
Borrowings
Borrowings	$ 2,823	1,330
Global Independent Connect Limited, USD Letters of Credit maturing 2023 | Maximum
Borrowings
Interest rate	15.49%
Global Independent Connect Limited, USD Letters of Credit maturing 2023 | Minimum
Borrowings
Interest rate	13.25%
Global Independent Connect Limited, Chinese Yuan Letters of Credit maturing 2023
Borrowings
Interest rate	12.05%
Borrowings		$ 1,051
Global Independent Connect Limited Letters of Credit maturing 2023
Borrowings
Borrowings	$ 2,800
Global Independent Connect Limited Letters of Credit maturing 2023 | Maximum
Borrowings
Interest rate	15.49%
Global Independent Connect Limited Letters of Credit maturing 2023 | Minimum
Borrowings
Interest rate	13.25%